Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

Translation of amounts from HKD and SGD into USD has been made at the following exchange rates:

	For the six-months ended December 31,
	2025	2024
Six months end $: HK$ exchange rate	7.8000	7.8000
Six months end average $: HK$ exchange rate	7.8000	7.8000
Six months end $: S$ exchange rate	1.2845	1.3597
Six months end average $: S$ exchange rate	1.2905	1.3498

Schedule of Estimated Useful Lives	The estimated useful lives of the plan and equipment are as follows:
Leasehold improvement	life of lease
Furniture and fixtures	5 years
Computer	5 years
Office equipment	5 years
Motor vehicle	5 years

Schedule of Revenue and Cost of Revenue

The details of revenue and cost of revenue of the Group is as follows:

	For the Six months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue	$2,616,012	$2,589,890
Revenue – related parties	22,828	22,707
Cost of Revenue	(1,508,546)	(1,261,676)
Cost of Revenue – related parties	(93,584)	(223,542)
Gross Profit	$1,036,710	$1,127,379
Gross Profit Margin	39.3%	43.2%

Schedule of Disaggregation of Revenue

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the Six months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Corporate secretarial services	$1,596,118	$1,525,397
Corporate secretarial services – related party	22,828	22,707
Accounting services	624,430	493,520
IP registration services	395,464	570,973
Total	$2,638,840	2,612,597

In accordance with ASC 606, we recognize revenue when control of the promised services is transferred to our customers. The disaggregation of revenue by timing of transfer is as follows:

	For the Six months Ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Revenue recognized over time:
– Corporate secretarial services – continuous services	$886,941	$863,971

Revenue recognized at a point in time:
– Corporate secretarial services – one-off services	732,005	684,133
– Accounting services	624,430	493,520
– IP registration services	395,464	570,973
Total	$2,638,840	$2,612,597